Offerings - Offering: 1	Sep. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	3,677,723
Proposed Maximum Offering Price per Unit	5.3440
Maximum Aggregate Offering Price	$ 19,653,751.70
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,008.99
Offering Note	The shares of common stock, par value $0.0001 (the “Common Stock”), of Ondas Holdings Inc. (the “Company”), will be offered for resale by the selling stockholder pursuant to the prospectus contained in the Registration Statement. Represents shares of Common Stock issuable upon exercise of certain outstanding warrants to purchase shares of Common Stock of the Company.

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration, which results in an increase in the number of outstanding shares of Common Stock.

Calculated solely for purposes of determining the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act of 1933, based on the average of the high and low prices of the Company’s common stock quoted on the Nasdaq Capital Market on September 3, 2025.